LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases
SCHEDULE OF LEASES EXPENSES

The following table summarizes total lease expense during the three months ended March 31, 2024 and 2023 (in thousands):

	March 31, 2024	March 31, 2023
Amortization of ROU assets - finance lease	$20	$7
Interest on lease liabilities - finance lease	$3	$1
Cash paid for financing lease liabilities	$22	$-
Cash paid for operating lease liabilities	$132	$187
Operating lease expense	$120	$185
Variable lease expense	$4	$22
Short-term lease expense	$1	$-

The following table summarizes total lease expense during the years ended December 31, 2023 and 2022 (in thousands):

	December 31, 2023	December 31, 2022
Amortization of ROU assets - finance lease	$67	$-
Interest on Lease liabilities - finance lease	$10	$-
Cash paid for financing lease liabilities	$73	$-
Cash paid for operating lease liabilities	$632	$751
Operating lease expense	$728	$749
Variable lease expense	$81	$94
Short-term lease expense	$2	$167

SCHEDULE OF MATURITIES OF LEASE LIABILITIES AND THE RECONCILIATION OF LEASE LIABILITIES

The following table summarizes maturities of lease liabilities and the reconciliation of lease liabilities as of March 31, 2024 (in thousands):

	Lease Obligation
	Finance Lease	Facilities Lease
2024	$66	$404
2025	87	552
2026	87	569
2027	87	239
2028 and thereafter	15	-
Total future undiscounted lease payments	342	1,764
Less: imputed interest	(20)	(163)
Total lease liabilities	$322	$1,601

The following table summarizes maturities of lease liabilities and the reconciliation of lease liabilities as of December 31, 2023 (in thousands):

	Lease Obligation
	Finance Lease	Facilities Lease
2024	$87	$536
2025	87	552
2026	87	569
2027	87	240
2028 and thereafter	15	-
Total future undiscounted lease payments	363	1,897
Less: imputed interest	(22)	(189)
Total lease liabilities	$341	$1,708

SCHEDULE OF ROU ASSETS AND RELATED LEASE LIABILITIES

Information related to the Company’s ROU assets and related lease liabilities was as follows (in thousands except for remaining lease term and discount rate):

	December 31, 2023
	Finance Lease	Facilities Lease
Current finance lease liabilities	$78	$-
Non-current finance lease liabilities	$263	$-
Current operating lease liabilities	$-	$445
Non-current operating lease liabilities	$-	$1,263
Weighted average remaining lease term in years	4.2	3.4
Weighted average discount rate	3.1%	6.0%

	December 31, 2022
	Facilities Lease	Equipment Leases
Current operating lease liabilities	$211	$150
Non-current operating lease liabilities	$-	$-
Weighted average remaining lease term in years	0.3	0.7
Weighted average discount rate	7.0%	7.2%